Assets held for sale (Details) - CAD ($) $ in Millions				3 Months Ended		12 Months Ended
	Mar. 01, 2022	Jan. 13, 2022	Jun. 01, 2020	Mar. 31, 2022	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Proceeds from sale			$ 1,040		$ 933
Net earnings						$ 2,892	$ 2,699
Other disposals of assets [member] | Forecast
Disclosure of financial assets [line items]
Proceeds from sale	$ 55	$ 55
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets classified as held for sale				$ 37
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets classified as held for sale, tax				$ 3
Assets and liabilities classified as held for sale [member]
Disclosure of financial assets [line items]
Revenue						64	61
Net earnings						$ 5	$ 2